Consolidated Statements of Cash Flows - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow from operating activities:
Net loss	¥ (744,748,251)	¥ (382,929,166)	¥ (143,060,167)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	133,402,504	74,276,142	27,838,383
Loss on disposal of property and equipment	8,835,137	1,546,122
Provision for Inventories write-down	387,999	0	0
Allowance for doubtful accounts	2,356,034
Impairment losses of long-lived assets	7,222,765	1,001,880	0
Share-based payment expenses	74,686,711
Unrealized foreign currency transaction loss	2,369,080	827,068	2,399,162
Changes in fair value of convertible notes	4,493,605	5,577,001
Changes in fair value of warrant liabilities	(45,903,468)
Changes in fair value of ESA derivative liabilities	186,598,308
Changes in operating assets and liabilities:
Accounts receivable	1,844,063	(1,839,140)	(4,804,658)
Inventories	(29,376,113)	(31,174,705)	(5,570,406)
Prepaid expenses and other current assets	16,088,529	(36,203,431)	(36,698,790)
Other non-current assets	(14,959,136)	(35,499,307)	(22,108,155)
Accounts payable	44,720,900	45,555,721	7,709,469
Amounts due to related parties	8,411,048	4,083,764	2,883,159
Contract liabilities	10,333,684	11,705,026	(657,361)
Other current liabilities	35,009,222	69,469,317	13,565,385
Other non-current liabilities	(39,247,754)	28,637,700	12,731,146
Right-of-use asset and lease liabilities	50,546,769
Net cash used in operating activities	(286,928,364)	(244,966,008)	(145,772,833)
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(334,930,178)	(335,318,355)	(144,747,183)
Purchase of short-term investment	(370,242,173)
Proceeds from disposal of property and equipment		41,000
Net cash used in investing activities	(705,172,351)	(335,277,355)	(144,747,183)
Cash flows from financing activities:
Proceeds from convertible notes		312,092,172
Proceeds from bank borrowings	707,579,122	209,258,775
Repayment of bank borrowings	(494,930,388)	(5,300,000)
Payment of offering costs for Merger and PIPE Transactions	(81,688,831)	(9,310,208)
Proceeds from Merger Transaction	24,237,896
Proceeds from equity financing through PIPE Transaction	316,426,861
Proceeds from equity financing through ESA Transaction	355,535,000
Payment for issuance costs of ordinary shares		(136,000)	(1,719,802)
Proceeds from issuance of ordinary shares		291,393,000	222,844,800
Net cash provided by financing activities	827,159,660	797,997,739	221,124,998
Effect of foreign currency exchange rate changes on cash	13,181,099	(1,790,729)	(16,173,085)
Net (decrease) / increase in cash	(151,759,956)	215,963,647	(85,568,103)
Cash at beginning of the year	390,837,386	174,873,739	260,441,842
Cash at end of the year	239,077,430	390,837,386	174,873,739
Supplemental disclosure of cash flow information:
Interest expenses paid	13,678,165	1,481,293
Supplemental disclosure of non-cash investing and financing activities:
Purchase of property and equipment with unpaid costs accrued within other current liabilities	139,578,631	172,981,034	¥ 67,893,359
Issuance of ordinary shares to settle bonus payable	1,355,772	1,016,622
Accrued offering costs	¥ 4,039,468	¥ 9,164,827